Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
SmallCap Growth Fund II (Prospectus Summary): | SmallCap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SmallCap Growth Fund II
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated September 14, 2012

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 23, 2012, June 15, 2012, and July 17, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 ® Growth Index (as of December 31, 2011, this range was between approximately $23 million and $3.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

SmallCap Growth Fund II | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPASX
SmallCap Growth Fund II | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMNX
SmallCap Growth Fund II | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMMX
SmallCap Growth Fund II | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMPX
SmallCap Growth Fund II | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMSX